CUNA Mutual Life Insurance Company
2000 Heritage Way, Waverly, Iowa 50677
Phone: 800-798-5500


                         MEMBERS CHOICE VARIABLE ANNUITY
                       Supplement dated September 19, 2002
                         To Prospectus dated May 1, 2002


Effective the date of this supplement, the fourth and fifth sentences of the fifth paragraph on page 9 are replaced with the following:

Effective September 19, 2002, Fitch rated us AA- (Very Strong) for insurer financial strength. This is the fourth highest rating out of a possible 24.